Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2021
Revenue From Contracts With Customers [Abstract]
Details of Revenue from Contracts with Customers Based on Service Contract and Timing of Satisfaction of Performance Obligations	Details of revenue from contracts with customers based on the service contract type and the timing of satisfaction of performance obligations are as follows:

	2021	2020	2019
	(In millions of Korean won)
Service contract
Micro-transaction and subscription revenue
Online game	₩ 64,382	₩ 76,110	₩ 30,751
Mobile game	164,646	251,960	279,255
	229,028	328,070	310,006
Royalties and license fees
Online game	10,988	13,435	11,571
Mobile game	155,518	46,364	22,648
	166,506	59,799	34,219

Others	18,404	18,084	16,742
	413,938	405,953	360,967
Timing of satisfaction of performance obligations
At a point in time	8	—	175
Over time	413,930	405,953	360,792
	₩ 413,938	₩ 405,953	₩ 360,967

Account Receivables, Incremental Costs of Obtaining a Contract, and Contract Liabilities	Accounts receivables, incremental costs of obtaining a contract, and contract liabilities related to contracts with customers as of December 31, 2021 and 2020 are as follows:

	2021	2020
	(In millions of Korean won)
Accounts receivables	₩ 52,615	₩ 59,761
Incremental costs of obtaining a contract (Prepaid expenses)	861	1,277
Contract liabilities (Deferred revenue)
Micro-transaction and subscription revenue	12,622	12,886
Royalties and license fees	116	307
Website and application development	841	600
	₩ 13,579	₩ 13,793

Changes in Contract Liabilities	Changes in contract liabilities for the years ended December 31, 2021, 2020 and 2019 are as follows:

	2021	2020	2019
	(In millions of Korean won)
Balance at January 1	₩ 13,793	₩ 10,846	₩ 20,074
Increase related to micro-transaction and subscription revenue	26,380	29,124	66,232
Increase related to royalties and license fees	204	14,330	—
Increase related to website and application development contract	8,456	4,580	5,038
Decrease upon satisfaction of performance obligations - micro-transaction and subscription revenue	(26,645)	(24,980)	(69,507)
Decrease upon satisfaction of performance obligations -royalties and license fees	(394)	(15,426)	(5,407)
Decrease due to termination of contract	—	—	(413)
Decrease upon satisfaction of performance obligations - website and application development	(8,215)	(4,681)	(5,171)
Balance at December 31	₩ 13,579	₩ 13,793	₩ 10,846

Transaction Price Allocated to Unsatisfied Performance Obligation	Transaction price allocated to unsatisfied performance obligations as of December 31, 2021, 2020 and 2019 are as follows:

	2021	2020	2019
	(In millions of Korean won)
Micro-transaction and subscription revenue
Online game	₩ 9,374	₩ 8,418	₩ 5,358
Mobile game	3,248	4,468	3,384
	12,622	12,886	8,742
Royalties and license fees
Online game	96	286	573
Mobile game	21	21	830
	117	307	1,403

Website and application development	840	600	701
Total	₩ 13,579	₩ 13,793	₩ 10,846

Details of Incremental Costs of Obtaining Contract Recognized as Assets	Details of incremental costs of obtaining a contract recognized as assets as of and for the years ended December 31, 2021 and 2020 are as follows:

	December 31, 2021		December 31, 2020
	(In millions of Korean won)
Incremental costs of obtaining a contract	₩	861	₩	1,277

Details of Amortization Costs Recognized as Cost of Revenues
Details of incremental costs of obtaining a contract recognized as cost of revenues as of December 31, 2021, 2020 and 2019 are as follows:

	2021		2020		2019
	(In millions of Korean won)
Incremental costs of obtaining a contract recognized as cost of revenues	₩	1,277	₩	998	₩	2,036